Loss Per Share	12 Months Ended
Dec. 31, 2022
Disclosure of Earnings Per Share [Abstract]
LOSS PER SHARE

NOTE 19 - LOSS PER SHARE:

The loss per share is calculated by dividing the loss attributed to shareholders by the weighted average number of ordinary shares outstanding.

Basic Loss Per Share:

	Year ended December 31
	2022	2021	2020
Loss attributed to the shareholders of the Company (USD in thousands)	(11,067)	(10,348)	(9,481)
Weighted average number of ordinary shares outstanding	14,627,761	11,934,472	7,950,325
Basic loss per share (USD)	(0.76)	(0.87)	(1.19)

Diluted Loss Per Share:

	Year ended December 31
	2022	2021	2020
Loss attributed to the shareholders of the Company (USD in thousands), as above	(11,067)	(10,348)	(9,481)
Financial expenses relating to fair value adjustment of warrants*	-	(1,053)	-
	(11,067)	(11,401)	(9,481)
Weighted average number of ordinary shares outstanding, as above	14,627,761	11,934,472	7,950,325
Potential shares from exercise of warrants*	-	185,000	-
	14,627,761	12,119,472	7,952,325
Fully diluted loss per share (USD)	(0.76)	(0.94)	(1.19)

*	In 2022 and 2020, all share options and warrants had anti-dilutive effect and therefore the diluted loss per share data for 2022 and 2020 is the same as the basic loss per share data. For 2021, except for the warrants that are classified as a liability, all other share options and warrants have anti-dilutive effect.